Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Intangible Assets
Finite-Lived Intangible Assets, Net, Ending Balance	$ 252,565	$ 229,609
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	29,500
Finite-Lived Intangible Asset, Expected Amortization, Year One	48,900
Finite-Lived Intangible Asset, Expected Amortization, Year Two	45,800
Finite-Lived Intangible Asset, Expected Amortization, Year Three	41,500
Finite-Lived Intangible Asset, Expected Amortization, Year Four	26,900
Finite-Lived Intangible Asset, Expected Amortization, after Year Four	$ 60,000